Equity Incentive Plan (Details) - USD ($)			12 Months Ended
	May 31, 2024	Sep. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 26, 2025
Equity Incentive Plan [Abstract]
Stock based compensation cost			$ 3,594,006	$ 5,312,854	$ 1,272,698
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Number of shares authorized for issuance (in shares)			2,000,000			0
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Number of shares authorized for issuance (in shares)						3,000,000
Stock based compensation cost			$ 3,594,006	$ 5,312,854	$ 1,272,698
Remaining unrecognized compensation cost for shares granted			$ 8,740,841
Recognition period			3 years
Number of Restricted Shares [Roll Forward]
Non-vested, beginning balance (in shares)			1,440,000	1,240,000
Granted (in shares)	760,000	1,240,000	2,400,000	760,000
Vested (in shares)			(600,000)	(560,000)
Non-vested, ending balance (in shares)			3,240,000	1,440,000	1,240,000
Weighted Average Grant Date Fair Value Per Non-vested Share [Roll Forward]
Non-vested, beginning balance (in dollars per share)			$ 5.14	$ 5.83
Granted (in dollars per share)			3.44	4.52
Vested (in dollars per share)			5.26	5.83
Non-vested, ending balance (in dollars per share)			$ 5.81	$ 5.14	$ 5.83